Schedule 1 - Condensed Statements of Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating revenue, net	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Operating costs and expenses	1,195,544	168,389	1,019,362	1,054,475
Interest income	136,043	19,161	81,713	48,662
Foreign currency exchange (loss)/gain	4,342	612	4,064	9,349
Income tax expense/(benefit)	555	78	22,976	(220,987)
Others, net	30,598	4,310	66,929	9,764
Net profit (loss) for the year	167,221		607,717	(1,574,080)
Preferred shares redemption value accretion	0		0	152,287
Net (loss)/profit attributable to ordinary shareholders	167,221	23,553	607,717	(1,726,367)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	37,413	5,270	129,563	(36,640)
Unrealized gains/(loss) on available for sale investments, net of tax	(1,551)	(218)	174	192
Total comprehensive (loss)/income attributable to ordinary shareholders	203,083	28,605	737,454	(1,610,528)
Waterdrop Inc. [Member]
Operating revenue, net				2,279
Operating costs and expenses	(87,060)	(12,262)	(153,603)	(250,814)
Interest income	29,337	4,132	11,990	8,666
Foreign currency exchange (loss)/gain	(92)	(13)	1,290	(2,114)
Others, net	3,077	433	17,097	4
Equity in (loss)/profit of subsidiaries and VIEs	221,959	31,263	730,943	(1,332,101)
Net profit (loss) for the year	167,221	23,553	607,717	(1,574,080)
Preferred shares redemption value accretion				(152,287)
Net (loss)/profit attributable to ordinary shareholders	167,221	23,553	607,717	(1,726,367)
Other comprehensive income/(loss)
Foreign currency transaction adjustments	37,413	5,270	129,563	(36,640)
Unrealized gains/(loss) on available for sale investments, net of tax	(1,551)	(218)	174	192
Total comprehensive (loss)/income attributable to ordinary shareholders	¥ 203,083	$ 28,605	¥ 737,454	¥ (1,610,528)